Document and Entity Information	3 Months Ended
Mar. 31, 2020
Document and Entity Information
Entity Registrant Name	Collier Creek Holdings
Entity Central Index Key	0001739566
Document Type	S-4
Entity Filer Category	Accelerated Filer
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false